LOANS - Receivables Past Due (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financing Receivable, Past Due [Line Items]
Accrued interest excluded from total	$ 13,952	$ 13,461
90+ and Still Accruing
Financing Receivable, Past Due [Line Items]
Accrued interest excluded from total	0	0
Commercial and industrial
Financing Receivable, Past Due [Line Items]
Government guaranteed loans excluded from non-performing loans		5
Commercial real estate
Financing Receivable, Past Due [Line Items]
Government guaranteed loans excluded from non-performing loans	7,018
1-4 family owner occupied - non-jumbo
Financing Receivable, Past Due [Line Items]
Government guaranteed loans excluded from non-performing loans	2,929	1,785
Commercial
Financing Receivable, Past Due [Line Items]
Accrued interest excluded from total	6,901	6,496
Commercial | Commercial and industrial
Financing Receivable, Past Due [Line Items]
Accrued interest excluded from total	3,551	3,310
Commercial | Commercial real estate
Financing Receivable, Past Due [Line Items]
Accrued interest excluded from total	3,350	3,186
Mortgage
Financing Receivable, Past Due [Line Items]
Accrued interest excluded from total	5,503	5,357
Mortgage | 1-4 family owner occupied - jumbo
Financing Receivable, Past Due [Line Items]
Accrued interest excluded from total	2,675	2,520
Mortgage | 1-4 family owner occupied - non-jumbo
Financing Receivable, Past Due [Line Items]
Accrued interest excluded from total	1,153	1,160
Mortgage | 1-4 family non-owner occupied
Financing Receivable, Past Due [Line Items]
Accrued interest excluded from total	654	680
Mortgage | 1-4 family - 2nd lien
Financing Receivable, Past Due [Line Items]
Accrued interest excluded from total	899	846
Mortgage | Resort lending
Financing Receivable, Past Due [Line Items]
Accrued interest excluded from total	122	151
Installment
Financing Receivable, Past Due [Line Items]
Accrued interest excluded from total	1,548	1,608
Installment | Boat lending
Financing Receivable, Past Due [Line Items]
Accrued interest excluded from total	778	736
Installment | Recreational vehicle lending
Financing Receivable, Past Due [Line Items]
Accrued interest excluded from total	496	576
Installment | Other
Financing Receivable, Past Due [Line Items]
Accrued interest excluded from total	274	296
Non-performing TDR's
Financing Receivable, Past Due [Line Items]
Non-Accrual with no Allowance for Credit Loss	13,306	3,655
Non-Accrual with an Allowance for Credit Loss	9,821	2,347
Total Non- Accrual	23,127	6,002
90+ and Still Accruing	0	0
Total Non- Performing Loans	23,127	6,002
Accrued interest excluded from total	0	0
Non-performing TDR's | 90+ and Still Accruing
Financing Receivable, Past Due [Line Items]
Accrued interest excluded from total	0	0
Non-performing TDR's | Commercial | Commercial and industrial
Financing Receivable, Past Due [Line Items]
Non-Accrual with no Allowance for Credit Loss	0	0
Non-Accrual with an Allowance for Credit Loss	0	49
Total Non- Accrual	0	49
90+ and Still Accruing	0	0
Total Non- Performing Loans	0	49
Non-performing TDR's | Commercial | Commercial real estate
Financing Receivable, Past Due [Line Items]
Non-Accrual with no Allowance for Credit Loss	9,261	0
Non-Accrual with an Allowance for Credit Loss	7,252	0
Total Non- Accrual	16,513	0
90+ and Still Accruing	0	0
Total Non- Performing Loans	16,513	0
Non-performing TDR's | Mortgage | 1-4 family owner occupied - jumbo
Financing Receivable, Past Due [Line Items]
Non-Accrual with no Allowance for Credit Loss	2,145	1,480
Non-Accrual with an Allowance for Credit Loss	0	0
Total Non- Accrual	2,145	1,480
90+ and Still Accruing	0	0
Total Non- Performing Loans	2,145	1,480
Non-performing TDR's | Mortgage | 1-4 family owner occupied - non-jumbo
Financing Receivable, Past Due [Line Items]
Non-Accrual with no Allowance for Credit Loss	1,700	1,929
Non-Accrual with an Allowance for Credit Loss	670	496
Total Non- Accrual	2,370	2,425
90+ and Still Accruing	0	0
Total Non- Performing Loans	2,370	2,425
Non-performing TDR's | Mortgage | 1-4 family non-owner occupied
Financing Receivable, Past Due [Line Items]
Non-Accrual with no Allowance for Credit Loss	0	0
Non-Accrual with an Allowance for Credit Loss	94	157
Total Non- Accrual	94	157
90+ and Still Accruing	0	0
Total Non- Performing Loans	94	157
Non-performing TDR's | Mortgage | 1-4 family - 2nd lien
Financing Receivable, Past Due [Line Items]
Non-Accrual with no Allowance for Credit Loss	200	246
Non-Accrual with an Allowance for Credit Loss	888	769
Total Non- Accrual	1,088	1,015
90+ and Still Accruing	0	0
Total Non- Performing Loans	1,088	1,015
Non-performing TDR's | Mortgage | Resort lending
Financing Receivable, Past Due [Line Items]
Non-Accrual with no Allowance for Credit Loss	0	0
Non-Accrual with an Allowance for Credit Loss	57	143
Total Non- Accrual	57	143
90+ and Still Accruing	0	0
Total Non- Performing Loans	57	143
Non-performing TDR's | Installment | Boat lending
Financing Receivable, Past Due [Line Items]
Non-Accrual with no Allowance for Credit Loss	0	0
Non-Accrual with an Allowance for Credit Loss	308	209
Total Non- Accrual	308	209
90+ and Still Accruing	0	0
Total Non- Performing Loans	308	209
Non-performing TDR's | Installment | Recreational vehicle lending
Financing Receivable, Past Due [Line Items]
Non-Accrual with no Allowance for Credit Loss	0	0
Non-Accrual with an Allowance for Credit Loss	354	377
Total Non- Accrual	354	377
90+ and Still Accruing	0	0
Total Non- Performing Loans	354	377
Non-performing TDR's | Installment | Other
Financing Receivable, Past Due [Line Items]
Non-Accrual with no Allowance for Credit Loss	0	0
Non-Accrual with an Allowance for Credit Loss	198	147
Total Non- Accrual	198	147
90+ and Still Accruing	0	0
Total Non- Performing Loans	$ 198	$ 147